UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21962

Epiphany Funds

(Exact name of registrant as specified in charter)

106 Decker Court, Suite 226, Irving, TX              75062

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

10/31

Date of reporting period:  1/31/12

Item 1.  Schedule of Investments.

EPIPHANY FFV FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares		Value
	COMMON STOCK - 97.9%
	AEROSPACE/DEFENSE - 1.6%
2,200	United Technologies Corp.	$ 172,370

	APPAREL - 1.9%
1,500	VF Corp.	197,235

	BANKS - 5.6%
8,000	BB&T Corp.	217,520
15,000	Fifth Third Bancorp.	195,150
3,120	PNC Financial Services Group, Inc.	183,830
		596,500
	BEVERAGES - 2.4%
3,300	Coca-Cola Enterprises, Inc.	88,407
4,200	Dr. Pepper Snapple Group, Inc.	163,044
		251,451
	BIOTECHNOLOGY - 1.1%
2,500	Gilead Sciences, Inc. *	122,100

	CHEMICALS - 1.7%
3,600	Eastman Chemical Co.	181,152

	COAL - 0.6%
1,900	Consol Energy, Inc.	67,906

	COMMERCIAL SERVICES - 2.1%
2,000	Alliance Data Systems Corp. *	221,600

	COMPUTERS - 5.1%
2,700	Accenture PLC - Cl. A	154,818
400	Apple, Inc. *	182,592
8,000	EMC Corp. *	206,080
		543,490
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
9,000	NYSE Euronext	239,040

	ELECTRIC - 3.4%
2,540	NextEra Energy, Inc.	152,019
7,700	Xcel Energy, Inc.	204,820
		356,839
	ELECTRONICS - 3.8%
9,000	Jabil Circuit Inc.	203,940
3,800	Tyco International Ltd.	193,610
		397,550
	FOOD - 5.9%
4,200	General Mills, Inc.	167,286
1,700	HJ Heinz Co.	88,145
6,800	Safeway, Inc.	149,464
7,200	Sysco Corp.	216,792
		621,687
	FOREST PRODUCTS & PAPER - 1.7%
5,700	International Paper Co.	177,498

	HEALTHCARE-PRODUCTS - 4.9%
3,700	Covidien PLC	190,550
4,800	Medtronic, Inc.	185,136
3,360	St Jude Medical, Inc.	140,146
		515,832
	HEALTHCARE-SERVICES - 2.1%
2,500	Humana, Inc.	222,550

	HOUSEHOLD PRODUCTS/WARES - 1.7%
2,500	Kimberly-Clark Corp.	178,900

	INSURANCE - 7.9%
9,200	ACE Ltd.	443,716
4,500	Aflac, Inc.	205,515
2,700	Torchmark Corp.	187,920
		837,151
	IRON/STEEL - 1.3%
1,900	Cliffs Natural Resources, Inc.	137,275

	LODGING - 2.2%
5,800	Wyndham Worldwide Corp.	230,608

	MACHINERY-DIVERSIFIED - 2.2%
2,650	Deere & Co.	228,298

	MISCELLANEOUS MANUFACTURING - 1.8%
2,200	3M Co.	190,762

	OIL & GAS - 6.5%
1,720	Apache Corp.	170,074
2,700	ConocoPhillips.	184,167
2,500	Devon Energy Corp.	159,525
4,800	Seadrill Ltd.	178,080
		691,846
	OIL & GAS SERVICES - 2.9%
3,500	Halliburton Co.	128,730
2,400	Schlumberger Ltd.	180,408
		309,138
	PHARMACEUTICALS - 3.2%
4,600	AmerisourceBergen Corp.	179,262
4,100	Eli Lilly & Co.	162,934
		342,196
	PIPELINES - 1.1%
3,700	Spectra Energy Corp.	116,513

	REITS - 1.6%
10,200	Annaly Capital Management, Inc.	171,768

	RETAIL - 3.5%
12,000	Staples, Inc.	175,560
2,800	TJX Cos, Inc.	190,792
		366,352
	SEMICONDUCTORS - 5.8%
5,000	Avago Technologies, Ltd.	169,700
8,600	Intel Corp.	227,212
4,400	KLA-Tencor Corp.	224,972
		621,884
	SOFTWARE - 3.5%
7,900	CA, Inc.	203,662
6,000	Oracle Corp.	169,200
		372,862
	TELECOMMUNICATIONS - 2.5%
3,460	BCE, Inc.	141,168
14,000	MetroPCS Communications, Inc. *	123,760
		264,928
	TOYS - GAMES - HOBBIES - 1.8%
6,200	Mattel, Inc.	192,200

	TRANSPORTATION - 2.2%
2,050	Union Pacific Corp.	234,335

	TOTAL COMMON STOCK (Cost - $9,183,023)	10,371,816

	SHORT-TERM INVESTMENTS - 8.1%
	MONEY MARKET FUND - 8.1%
861,203	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.25%**	861,203
	(Cost 861,203)

	TOTAL INVESTMENTS - 106.0% (Cost - $10,044,227)	11,233,019
	OTHER ASSETS LESS LIABILITIES - (0.6) %	(634,300)
	NET ASSETS - 100.0%	10,598,719

(a) Represents costs for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:

	Unrealized appreciation	$ 1,332,427
	Unrealized depreciation	(143,635)
	Net unrealized appreciation	$ 1,188,792
* Non-income producing security
**Money market fund; interest rate reflects seven day effective yield on January 31, 2012

HILLCREST FFV SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares		Value
	COMMON STOCK - 96.9%
	AEROSPACE/DEFENSE - 4.0%
720	Ducommun, Inc.	$ 10,404
420	Triumph Group, Inc.	26,279
		36,683
	APPAREL - 2.8%
440	Wamaco Group, Inc. (The )*	25,630

	BANKS - 13.5%
410	City Holding Co.	14,572
1,390	First Interstate Bancsystem, Inc.	19,126
840	Hudson Valley Holding Corp.	18,438
670	Lakeland Financial Corp.	16,977
1,710	MainSource Financial Group, Inc.	16,057
440	Prosperity Bancshares, Inc.	18,265
1,710	Umpqua Holding Corp.	20,811
		124,246
	CHEMICALS - 1.6%
520	Kraton Performance Polymers *	14,789

	COMPUTERS - 3.7%
940	Insight Enterprises, Inc. *	17,352
1,230	Mentor Graphics Corp. *	17,060
		34,412
	DIVERSIFIED FINANCIAL SERVICES - 1.6%
650	Encore Capital Group, Inc. *	15,275

	ELECTRIC - 5.1%
660	Avista Corp.	16,724
490	NorthWestern Corp.	17,219
350	Unisource Energy Corp.	13,041
		46,984
	FOREST PRODUCTS & PAPER - 2.0%
555	Buckeye Technologies, Inc.	18,609

	HEALTHCARE-PRODUCTS - 4.4%
1,080	Hanger Orthopedic Group, Inc. *	21,157
400	Sirona Dental Systems, Inc. *	19,340
		40,497
	HEALTHCARE-SERVICES - 2.2%
440	Centene Corp.*	19,888

	HOLDING COMPANIES-DIVERS- 2.1%
1,390	Compass Diversified Trust	19,488

	HOUSEHOLD PRODUCTS -WARES- 2.2%
620	Helen of Troy Corp., Ltd. *	19,945

	INSURANCE - 2.6%
2,100	American Equity Investment Life Holding Co.	24,213

	MACHINERY-DIVERSIFIED - 1.9%
310	Chart Industries, Inc. *	17,285

	MISCELLANEOUS MANUFACTURING - 4.4%
610	EndPro Industries, Inc. *	21,539
490	Koppers Holdings, Inc.	18,615
		40,154
	OIL & GAS - 5.1%
450	Gulfport Energy Corp. *	14,792
1,850	Kodiak Oil & Gas Corp. *	16,780
310	Rosetta Resources, Inc. *	14,877
		46,449
	PHARMACEUTICALS - 1.6%
1,700	Omega Protein Corp. *	14,637

	REITS - 13.1%
1,240	CubeSmart	14,111
2,590	DCT Industrial Trust, Inc.	14,297
420	LTC Properties, Inc.	13,419
1,420	Medical Properties Trust, Inc.	15,222
610	National Retail Properties, Inc.	16,476
240	PS Business Park, Inc.	14,914
1,510	Ramco-Gershenson Properties Trust	17,471
360	Sun Communities, Inc.	14,440
		120,350
	RETAIL - 10.5%
570	America's Car-Mart, Inc. *	21,626
540	ANN, Inc. *	13,100
430	Craker Barrel Old Country Store, Inc.	22,562
640	Ezcorp, Inc. *	17,165
1,410	Sonic Automotive, Inc.	21,982
		96,435
	SAVING & LOANS - 1.5%
970	Dime Community Bancshares, Inc.	13,367

	SEMICONDUCTORS - 1.7%
1,800	GT Advanced Technologies, Inc. *	15,516

	SOFTWARE - 5.3%
920	JDA Software Group, Inc. *	27,112
600	Synnex Corp. *	21,708
		48,820
	TRANSPORTATION - 1.5%
290	Atlas Air Worldwide Holdings, Inc. *	13,814

	TRUCKING & LEASING - 2.5%
740	Textainer Group Holdings Ltd.	23,377

	TOTAL COMMON STOCK (Cost - $842,700)	890,863

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
9,682	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.25% **	9,682
	(Cost- $9,682)

	TOTAL INVESTMENTS - 97.9% (Cost - $852,382)	$ 900,545
	OTHER LIABILITIES LESS ASSETS - 2.1%	19,025
	NET ASSETS - 100.0%	$ 919,570

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from Market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 66,346
	Unrealized depreciation	(18,183)
	Net unrealized appreciation	$ 48,163
* Non-income producing security
**Money market fund; interest rate reflects seven say effective yield on January 31, 2012

EPIPHANY STRATEGIC INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares					Value
	COMMON STOCK - 8.9%
	COAL - 0.9%
771	Alliance Holdings GP LP				$ 41,248
857	Natural Resource Partners LP				23,979
1,261	Penn Virginia Resource Partners LP				32,849
					98,076
	DISTRIBUTION/WHOLESALE - 0.6%
427	Genuine Parts Co.				27234
1,816	Global Partners LP				43,820
					71,054
	ELECTRIC - 0.4%
891	Pinnacle West Capital Corp.				42,109

	INVESTMENT COMPANIES - 0.4%
2,097	Triangle Capital Co.				40,850

	OIL & GAS - 0.6%
1,430	Legacy Reserves LP				40,541
865	Vanguard Natural Resources LLC				24,021
					64,562
	PIPELINES - 2.2%
553	Buckeye Partners LP				34,446
841	Enterprise Products Partners LP				40,620
622	Magellan Midstream Partners LP				41,724
626	MarkWest Energy Partners LP				36,283
1,192	Spectra Energy Corp.				37,536
1,170	Sunoco Logistics Partners LP				43,676
					234,285
	REITS - 1.7%
4,122	Ashford Hospitality Trust, Inc.				37,139
602	Digital Realty Trust, Inc.				42,658
594	Health Care REIT, Inc.				33,983
2,139	Omega Healthcare Investors, Inc.				44,577
532	Rayonier, Inc.				24,328
					182,685
	SEMICONDUCTORS - 0.4%
1,550	Intel Corp.				40,951

	TELECOMMUNICATIONS - 1.0%
982	BCE, Inc.				40,066
2,165	Consolidated Communications Holdings, Inc.				41,113
1,084	Vodafone Group PLC				29,355
					110,534
	TRUCK LEASING - 0.4%
1,305	Textainer Group Holdings Ltd.				41,225

	WATER - 0.3%
1,003	American Water Works Co., Inc.				33,831

	TOTAL COMMON STOCK (Cost - $879,973)				960,162

	CLOSED-END FUNDS - 5.8%
10,994	BlackRock Floating Rate Income Strategies Fund, Inc.				154,686
21,027	BlackRock Income Trust, Inc.				156,441
11,640	BlackRock Strategy Bond Trust				157,024
14,572	DWS Multi-Market Income Trust				156,503
	TOTAL CLOSED-END FUNDS (Cost - $605,344)				624,654

Shares		Rate %			Value
	BONDS & NOTES - 59.8%
	AUTO PARTS & EQUIPMENT - 0.5%
50,000	Johnson Controls, Inc.	5.500%		1/15/2016	56,515

	BANKS - 3.1%
60,000	Bank of New York Mellon Corp.	4.300%		5/15/2014	64,556
65,000	BB&T Corp.	4.750%		10/1/2012	66,551
70,000	Fifth Third Bancorp	4.500%		6/1/2018	69,996
60,000	PNC Financial Services Group, Inc.	6.750%			62,080
70,000	Regions Financial Corp.	5.750%		6/15/2015	71,225
					334,408
	CHEMICALS - 1.0%
98,000	Praxair, Inc.	4.375%		3/31/2014	105,668

	COAL - 1.9%
200,000	Peabody Energy Corp.	6.500%		9/15/2020	211,750

	COMMERCIAL SERVICES - 1.0%
100,000	Block Financial LLC	5.125%		10/30/2014	102,500

	ELECTRONICS - 1.1%
100,000	Jabil Circuit, Inc.	7.750%		7/15/2016	114,125

	FOOD - 1.0%
100,000	ConAgra Foods, Inc.	5.875%		4/15/2014	109,940

	INSURANCE - 0.5%
50,000	Hartford Financial Services Group, Inc.	5.500%		10/15/2016	53,116

	MACHINERY - CONSTRUCTION & MINING - 1.5%
150,000	Caterpillar, Inc.	3.900%		5/27/2021	166,134

	MUNICIPAL - 10.1%
69,498	Colorado Housing & Finance Authority	5.220%		5/1/2036	69,727
75,000	Maryland Community Development Commission	5.750%		9/1/2039	81,524
85,000	Maryland Community Development Commission	6.500%		3/1/2043	88,257
50,000	Missouri Housing Development Commission	6.250%		9/1/2032	50,305
125,000	Missouri Housing Development Commission	5.830%		9/1/2017	134,666
700,100	Nebraska Investment Finance Authority	4.950%		9/1/2026	70,211
65,000	New Hampshire Housing Finance Authority	5.533%		7/1/2037	65,353
15,000	New Mexico Mortgage Finance Authority	5.820%		7/1/2030	15,768
15,000	New Mexico Mortgage Finance Authority	6.350%		1/1/2028	16,237
175000	Ohio Housing Finance Agency	6.001%		9/1/2035	181,692
50,000	Oklahoma Housing Finance Agency	5.410%		3/1/2014	53,304
115,000	Utah Housing Corp.	5.110%		7/1/2017	115,595
90,000	Vancouver Housing Authority	3.574%		3/1/2016	94,959
55,000	Wisconsin Housing & Economic Development Authority	5.530%		3/1/2038	55,068
					1,092,666
	OIL & GAS - 6.0%
100,000	ATP Oil & Gas Corp	11.850%		5/1/2015	65,125
150,000	ConocoPhillips	5.750%		2/1/2019	183,987
200,000	Newfield Exploration Co.	6.875%		2/1/2019	213,500
78,000	Transocean, Inc.	5.250%		3/15/2013	80,576
100,000	Transocean, Inc.	6.000%		3/15/2018	108,367
					651,555
	PIPELINES - 1.4%
40,000	Oneok, Inc.	5.200%		6/15/2015	43,911
100,000	Spectra Energy Capital LLC	5.668%		8/15/2014	108,776
					152,687
	U.S GOVERNMENT - 13.5%
150,000	United States Treasury Inflation Indexed Bonds	3.000%		7/15/2012	193,099
150,000	United States Treasury Inflation Indexed Bonds	2.000%		1/15/2014	196,337
160,000	United States Treasury Inflation Indexed Bonds	2.000%		7/15/2014	209,161
180,000	United States Treasury Inflation Indexed Bonds	0.625%		4/15/2013	197,241
200,000	United States Treasury Inflation Indexed Bonds	1.250%		4/15/2014	226,622
100,000	United States Treasury Inflation Indexed Bonds	3.375%		11/15/2019	114,840
100,000	United States Treasury Note/Bond	2.375%		2/28/2015	106,293
100,000	United States Treasury Note/Bond	3.500%		5/15/2020	115,953
100,000	United States Treasury Note/Bond	2.125%		8/15/2021	103,312
					1,462,858
	U.S GOVERNMENT AGENCY - 17.1%
200,000	Federal Farm Credit Bank	0.350%		10/3/2013	200,127
42,303	Federal Home Loan Mortgage Corporation	2.220%	+	9/1/2022	43,410
30,724	Federal Home Loan Mortgage Corporation	2.275%	+	1/1/2024	31,706
15,242	Federal Home Loan Mortgage Corporation	2.415%	+	11/1/2018	15,867
33,428	Federal Home Loan Mortgage Corporation	2.458%	+	1/1/2024	34,478
37,204	Federal Home Loan Mortgage Corporation	4.721%	+	5/1/2038	39,605
40,000	Federal National Mortgage Association	4.625%		10/15/2014	44,551
44,160	Federal National Mortgage Association	1.580%	+	4/1/2024	45,618
21,436	Federal National Mortgage Association	2.295%	+	8/1/2034	22,432
124,863	Federal National Mortgage Association	2.420%	+	3/1/2038	131,489
56,232	Federal National Mortgage Association	2.424%	+	6/1/2036	59,744
102,742	Federal National Mortgage Association	2.607%	+	7/1/2036	109,046
45,303	Federal National Mortgage Association	3.463%	+	1/1/2017	47,131
46,050	Federal National Mortgage Association	3.783%	+	11/1/2020	47,405
50,861	Federal National Mortgage Association	4.581%	+	9/1/2038	54,057
4,906	Government National Mortgage Association	6.500%		1/15/2024	5,600
1,598	Government National Mortgage Association	6.500%		4/15/2026	1,827
7,914	Government National Mortgage Association	6.500%		2/15/2027	8,925
716	Government National Mortgage Association	7.000%		8/15/2023	819
672	Government National Mortgage Association	7.000%		9/15/2023	767
1,859	Government National Mortgage Association	7.000%		2/15/2024	2,136
17,737	Government National Mortgage Association	7.000%		4/15/2028	20,509
3,663	Government National Mortgage Association	7.500%		12/15/2023	4,225
2,459	Government National Mortgage Association	8.000%		2/15/2023	2,765
1,074	Government National Mortgage Association	8.500%		4/15/2022	1,203
533	Government National Mortgage Association	9.000%		6/15/2021	571
156	Government National Mortgage Association	9.000%		2/15/2022	180
15,206	Government National Mortgage Association	1.625%	+	7/20/2023	15,579
15,897	Government National Mortgage Association	1.625%	+	8/20/2023	16,288
10,354	Government National Mortgage Association	1.625%	+	9/20/2024	10,622
15,213	Government National Mortgage Association	1.625%	+	9/20/2024	15,607
10,367	Government National Mortgage Association	1.625%	+	7/20/2025	10,645
47,825	Government National Mortgage Association	1.625%	+	9/20/2030	49,064
85,046	Government National Mortgage Association	1.625%	+	7/20/2031	87,751
90,325	Government National Mortgage Association	2.000%	+	1/20/2032	93,521
31,367	Government National Mortgage Association	2.125%	+	10/20/2022	32,074
11,778	Government National Mortgage Association	2.125%	+	12/20/2024	12,073
11,233	Government National Mortgage Association	2.125%	+	12/20/2032	11,581
98,570	Government National Mortgage Association	2.375%	+	1/20/2024	101,114
52,624	Government National Mortgage Association	2.375%	+	1/20/2024	54,050
11,132	Government National Mortgage Association	2.375%	+	2/20/2024	11,435
12,010	Government National Mortgage Association	2.375%	+	3/20/2024	12,338
5,764	Government National Mortgage Association	2.375%	+	4/20/2024	5,915
12,540	Government National Mortgage Association	2.375%	+	5/20/2024	12,868
42,400	Government National Mortgage Association	2.375%	+	2/20/2025	43,601
16,497	Government National Mortgage Association	2.500%	+	12/20/2024	16,868
197,845	Government National Mortgage Association	2.500%	+	8/20/2041	204,123
56,415	Government National Mortgage Association	4.500%	+	7/20/2036	59,545
					1,852,855

	TOTAL BONDS & NOTES (Cost - $6,351,029)				6,466,777

	PREFERRED STOCK - 21.8%
	BANKS - 5.4%	8.100%
4,400	BB&T Capital Trust VII	3.750%			115,148
5,000	Goldman Sachs Group, Inc. (The)	8.125%			95,150
2,400	HSBC Holdings PLC	7.750%			63,000
3,600	PNC Capital Trust E	7.875%			95,112
4,600	SunTrust Capital IX	9.375%			119,278
3,600	Susquehanna Capital I				95,364
					583,052
	DIVERSIFIED FINANCIAL SERVICES - 2.5%
3,000	Capital One Capital II	7.500%			76,080
4,000	HSBC Finance Corp.	6.360%			93,440
4,000	National City Capital Trust IV	8.000%			103,120
					272,640
	INSURANCE - 7.3%
4,000	AAG Holding Co., Inc.	7.500%			101,280
4,400	Aegon NV	6.375%			95,084
4,200	American Financial Group, Inc.	7.125%			105,882
4,000	Aspen Insurance Holdings Ltd.	7.401%			101,600
4,200	Axis Capital Holdings Ltd.	7.250%			107,940
4,200	Endurance Specialty Holdings Ltd.	7.750%			111,762
5,000	Hartford Financial Services Group, Inc.	7.250%			103,100
2,387	PartnerRe Ltd.	6.750%			60,797
					787,445
	OIL & GAS - 0.1%
2,000	GMX Resources, Inc.	9.250%			15,200

	REITS - 6.5%
4,000	Apartment Investment & Management Co.	7.750%			101,600
4,400	Ashford Hospitality Trust, Inc.	8.550%			109,125
4,000	DuPoint Fabros Technology, Inc.	7.875%			102,280
4,400	First Potomac Realty Trust	7.750%			112,596
3,600	Health Care REIT, Inc.	7.875%			92,772
4,200	Kimco Realty Corp.	7.750%			109,704
3,000	Realty Income Corp.	6.750%			75,600
					703,677

	TOTAL PREFERRED STOCK (Cost - $2,334,287)				2,362,014

	SHORT-TERM INVESTMENTS - 4.6%
	MONEY MARKET FUND - 4.6%
496,733	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.25% *				496,733
	(Cost - $496,733)

	TOTAL INVESTMENTS - 100.9% (Cost - $10,667,366)				$ 10,910,340
	OTHER LIABILITIES LESS ASSETS - (0.9) %				(105,827)
	NET ASSETS - 100.0%				$ 10,804,513

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differ from market Value by net unrealized appreciation/(depreciation on securities as follows:
	Unrealized appreciation				$ 322,714
	Unrealized depreciation				(79,740)
	Net unrealized appreciation				$ 242,974
* Money market fund, interest rate reflects seven day effective yield on January 31, 2012

DANA LARGE CAP CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2012
Shares		Value
	COMMON STOCK - 99.0%
	AEROSPACE/DEFENSE - 1.7%
2,340	Lockheed Martin Corp.	$ 192,629

	AGRICULTURE - 1.8%
2,600	Philip Morris International, Inc.	194,402

	BANKS - 5.8%
6,600	Fifth Third Bancorp	85,866
4,400	JPMorgan Chase & Co.	164,120
3,200	PNC Financial Services Group, Inc.	188,544
7,000	Royal Bank of Canada	204,470
		643,000
	BEVERAGES - 1.7%
2,800	PepsiCo, Inc.	183,876

	CHEMICALS - 1.8%
3,900	EI du Pont de Nemours & Co.	198,471

	COMMERCIAL SERVICES - 2.0%
2,000	Alliance Data Systems Corp. *	221,600

	COMPUTERS - 5.9%
520	Apple, Inc. *	237,370
8,200	EMC Corp. *	211,232
1,040	International Business Machines Corp.	200,304
		648,906
	DIVERSIFIED FINANCIAL SERVICES - 1.9%
7,800	Discover Financial Services	212,004

	ELECTRIC - 3.6%
2,700	American Electric Power Co., Inc.	106,812
1,900	NextEra Energy, Inc.	113,715
6,600	Xcel Energy, Inc.	175,560
		396,087
	ELECTRONICS - 2.0%
5,200	Agilent Technologies, Inc. *	220,844

	FOOD - 1.7%
5,100	Kraft Foods, Inc.	195,330

	FOREST PRODUCTS & PAPER - 1.8%
6,500	International Paper Co.	202,410

	HEALTHCARE-PRODUCTS - 2.0%
4,400	Covidien PLC	226,600

	HEALTHCARE-SERVICES - 1.8%
3,800	UnitedHealth Group, Inc.	196,802

	HOUSEHOLD PRODUCTS/WARES - 0.8%
1,260	Kimberly-Clark Corp.	90,166

	INSURANCE - 4.8%
2,500	ACE Ltd.	174,000
3,300	Prudential Financial, Inc.	188,892
7,500	Sun Life Financial, Inc.	171,225
		534,117
	LODGING - 2.2%
6,000	Wyndham Worldwide Corp.	238,560

	MACHINERY-DIVERSIFIED - 3.8%
1,900	Cummins, Inc.	197,600
1,300	Deere & Co.	223,990
		421,590
	MEDIA- 2.1%
4,800	Viacom, Inc.	225,792

	METAL FABRICATE/HARDWARE - 1.2%
2,820	Timken Co.	137,700

	MISCELLANEOUS MANUFACTURING - 2.0%
12,000	General Electric Co.	224,520

	OIL & GAS - 10.6%
1,800	Apache Corp.	177,984
1,600	Chevron Corp.	164,928
2,700	ConocoPhillips	184,167
2,260	Exxon Mobil Corp.	189,252
3,000	Helmerich & Payne, Inc.	185,130
2,500	Marathon Oil Corp.	78,475
5,000	Marathon Petroleum Corp.	191,100
		1,171,036
	OIL & GAS SERVICES - 1.6%
4,800	Halliburton Co.	176,544

	PHARMACEUTICALS - 6.8%
3,700	Abbott Laboratories	200,355
5,800	Bristol-Myers Squibb Co.	186,992
4,800	Cardinal Health, Inc.	206,544
1,930	Herbalife Ltd.	111,708
2,300	Pfizer, Inc.	49,220
		754,819
	REITS - 1.6%
10,600	Annaly Capital Management, Inc.	178,504

	RETAIL - 8.6%
5,000	CVS Caremark Corp.	208,750
1,800	Foot Locked, Inc.	47,232
1,600	Home Depot, Inc.	71,024
6,600	Macy's, Inc.	222,354
4,000	Ross Stores, Inc.	203,280
3,300	Wal-Mart Stores, Inc.	202,488
		955,128
	SEMICONDUCTORS - 5.7%
8,000	Intel Corp.	211,360
4,400	KLA-Tencor Corp.	224,972
3,400	Qualcomm, Inc.	199,988
		636,320
	SOFTWARE - 3.6%
7,600	Microsoft Corp.	224,428
6,200	Oracle Corp.	174,840
		399,268
	TELECOMMUNICATIONS - 4.8%
1,900	AT&T, Inc.	55,879
2,800	BCE, Inc.	114,240
10,600	Cisco System, Inc.	208,078
4,000	Verizon Communications, Inc.	150,640
		528,837
	TOYS/GAMES/HOBBIES - 1.5%
5,400	Mattel, Inc.	167,400

	TRANSPORTATION - 1.8%
1,800	Union Pacific Corp.	205,758

	TOTAL COMMON STOCK (Cost - $9,749,993)	10,979,020

	SHORT-TERM INVESTMENTS - 1.9%
	MONEY MARKET FUND - 4.7%
217,893	Fidelity Institutional Money Market Funds - Money Market Portfolio - 0.25%**	217,893
	(Cost - $217,893)

	TOTAL INVESTMENTS - 100.9% (Cost - $9,967,885)	$ 11,196,913
	OTHER ASSETS LESS LIABILITIES - (0.9) %	(98,632)
	NET ASSETS - 100.0%	$ 11,098,281

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market Value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation	$ 1,257,722
	Unrealized depreciation	(28,694)
	Net unrealized appreciation	$ 1,229,028
*Non-income producing security
** Money market fund; interest rate reflects seven day effective yield on January 31, 2012

Epiphany Funds
PORTFOLIO OF INVESTMENTS
January 31, 2012 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2012 for the Funds assets and liabilities measured at fair value:

Epiphany FFV Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,371,816	$ -	$ -	$ 10,371,816
Short-Term Investments	861,203	-	-	861,203
Total	$ 11,233,019	$ -	$ -	$ 11,233,019

Hillcrest FFV Small Cap Value Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 890,863	$ -	$ -	$ 890,863
Short-Term Investments	9,682	-	-	9,682
Total	$ 900,545	$ -	$ -	$ 900,545

Epiphany FFV Strategic Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 960,162	$ -	$ -	$ 960,162
Closed End Funds	624,654
Bonds & Notes	-	6,466,777	-	6,466,777
Preferred Stock	-	2,362,014	-	2,362,014
Short-Term Investments	496,733	-	-	496,733
Total	$ 2,081,549	$ 8,828,791	$ -	$ 10,910,340

Dana Large Cap Core Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 10,979,020	$ -	$ -	$ 10,979,020
Short-Term Investments	217,893	-	-	217,893
Total	$ 11,196,913	$ -	$ -	$ 11,196,913
The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Epiphany Funds

By (Signature and Title)

       Samuel J. Saladino, III, President

Date

3/30/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

        Samuel J. Saladino, III, President

Date

3/30/12

By (Signature and Title)

       Kevin E. Wolf, Treasurer

Date

3/30/2012